RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Nature of Related Party Relationship

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
ProBio Inc.	Controlled by Genscript or its parent, Genscript Corporation
Nanjing ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Zhenjiang ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Biotech (Netherlands) B.V.	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year

Summary of Transactions with Related Parties	Sales of products and sales-based royalties from related parties:

	2024	2023	2022
	US$’000	US$’000	US$’000
Nanjing ProBio Biotech Co., Ltd.	320	179	328
Purchases from related parties:

	2024	2023	2022
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	5,653	4,078	6,174
Genscript USA Holdings Inc	951	389	380
Zhenjiang ProBio Biotech Co., Ltd	819	303	1,306
Genscript USA Incorporated	584	473	1,028
Nanjing ProBio Biotech Co., Ltd.	239	35	237
ProBio Inc.	130	—	8
Jiangsu GenScript Biotech Co., Ltd	92	1	51
Genscript Biotech (Netherlands) B.V.	4	—	5
Total	8,472	5,279	9,189

Disclosure of Outstanding Balances with Related Parties Explanatory
The Company had the following significant balances with its related parties at the end of the year:
(i)Due to related parties.

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	906	265
Genscript USA Incorporated	15	35
Jiangsu GenScript Biotech Co., Ltd	91	—
Zhenjiang ProBio Biotech Co., Ltd.	265	272
Nanjing ProBio Biotech Co., Ltd.	124	—
Total	1,401	572

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	615	892
GenScript USA Holding Inc.	951	—
Total	1,566	892

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Lease liabilities
Nanjing GenScript Biotech Co., Ltd.	58	136

Summary of Compensation of Key Management Personnel	Compensation of key management personnel of the Company:

	2024	2023	2022
	US$’000	US$’000	US$’000
Equity-settled share-based compensation expense	23,378	8,037	3,582
Short-term employee benefits	2,247	2,691	2,170
Termination benefits	206	—	—
Total	25,831	10,728	5,752